ING LOGO AMERICAS US Legal Services Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2216 anngharaad.reid@us.ing.com May 1, 2007

BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Security Life of Denver Insurance Company
Security Life Separate Account L1
Post-Effective Amendment No. 6 to Registration Statement on Form N-6
Prospectus Title: Asset Accumulator
File Nos.: 333-117329 and 811-08292
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus, Prospectus Supplement and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post- effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 19, 2007.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely,

/s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site	ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975